Transactions with Related Parties - Navios Europe I and Navios Europe II (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 18, 2013
Navios Europe I
Related Party Transaction [Line Items]
Due from related parties		$ 19,397	$ 12,301
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Preferred distribution percentage		12.70%
Navios Europe II
Related Party Transaction [Line Items]
Due from related parties		$ 31,091	16,393
Loan portion		$ 24,412	13,652
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Preferred distribution percentage		18.00%
Navios Revolving Loans I | Navios Europe I
Related Party Transaction [Line Items]
Loan portion		$ 11,770	7,125
Loan portion		14,944	9,356
Accrued interest on loan to affiliate, current		4,453	2,945
Revolving loan facilitiy maximum borrowing capacity		0
Navios Revolving Loans I | Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Revolving loan facilitiy maximum borrowing capacity					$ 24,100
Navios Revolving Loans II | Navios Europe II
Related Party Transaction [Line Items]
Loan portion		20,662	11,602
Accrued interest on loan to affiliate, non-current		6,679	2,741
Revolving loan facilitiy maximum borrowing capacity		15,003
Navios Revolving Loans II | Navios Europe II | Minimum
Related Party Transaction [Line Items]
Amount commited to fund		0
Navios Revolving Loans II | Navios Europe II | Maximum
Related Party Transaction [Line Items]
Amount commited to fund		15,003
Navios Revolving Loans II | Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Increase in availability under the Navios Revolving Loans II	$ 14,000
Revolving loan facilitiy maximum borrowing capacity		57,500		$ 43,500
Navios Term Loans I | Navios Europe I
Related Party Transaction [Line Items]
Accrued interest on loan to affiliate, non-current		3,174	2,231
Navios Term Loans I | Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Loan portion					$ 10,000
Navios Term Loans II | Navios Europe II
Related Party Transaction [Line Items]
Accrued interest on loan to affiliate, non-current		$ 3,750	$ 2,050
Navios Term Loans II | Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Loan portion				$ 14,000